Leases - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Line Items]
Lease expenses	¥ 238,251	¥ 0	¥ 0